Commitments and Contingencies (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 29, 2023	Jun. 30, 2023
Commitments and Contingencies [Line Items]
Office rents amount		$ 63
Total Payment		710
Prepayment paid		$ 75
Exchange payable	$ 30,000